Note 3 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 71-0335111 001 [Member]
Notes Tables
EBP, Investment, Fair Value and NAV [Table Text Block]
December 31, 2025
Description	Level 1	Total
Mutual Funds	$1,180,850,917	$1,180,850,917
Common Stock	249,539,519	249,539,519
		1,430,390,436
Common/collective trust measured at net asset value as a practical expedient		83,455,915
Total investments		$1,513,846,351
December 31, 2024
Description	Level 1	Total
Mutual Funds	$1,011,718,764	$1,011,718,764
Common Stock	248,051,604	248,051,604
		1,259,770,368
Common/collective trust measured at net asset value as a practical expedient		83,375,849
Total investments		$1,343,146,217